CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS EQUITY (DEFICIT) (Q2) - USD ($)		Total	Redeemable Convertible Preferred Stock		Redeemable Class A Common Stock		Issuance of Series B Redeemable Convertible Preferred Stock	Issuance of Series C Redeemable Convertible Preferred Stock	Common Stock	Common Stock Redeemable Convertible Preferred Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2021			83,775,000
Beginning balance at Dec. 31, 2021			$ 5,290,000
Ending balance (in shares) at Dec. 31, 2022			83,775,000
Ending balance at Dec. 31, 2022			$ 5,290,000
Beginning balance (in shares) at Dec. 31, 2021									180,000,000
Beginning balance at Dec. 31, 2021		$ 13,018,000							$ 1,000		$ 0	$ 1,001,000	$ 0	$ 12,016,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense		1,560,000										1,560,000
Net loss		(31,055,000)												(31,055,000)
Ending balance (in shares) at Dec. 31, 2022									180,000,000
Ending balance at Dec. 31, 2022		$ (10,606,000)							$ 1,000		0	8,588,000	(156,000)	(19,039,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable convertible preferred stock			$ 410,465,000
Conversion of redeemable convertible preferred stock in connection with initial public offering (in shares)			12,485,000
Conversion of redeemable convertible preferred stock in connection with initial public offering			$ (5,006,000)
Ending balance (in shares) at Dec. 31, 2023		154,678,000	154,678,000		0
Ending balance at Dec. 31, 2023		$ 464,690,000	$ 464,690,000	[1]	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)									4,483,000
Issuance of common stock		14,837,000										14,837,000
Conversion of redeemable convertible preferred stock in connection with initial public offering (in shares)									17,078,000
Conversion of redeemable convertible preferred stock in connection with initial public offering		$ 1,842,000							$ 0			1,842,000
Issuance of common stock and restricted stock awards for business combination (in shares)									2,105,000
Exercise of stock options (in shares)		4,337,000							4,337,000
Exercise of stock options		$ 1,669,000										1,669,000
Repurchase of common stock for business combination (in shares)									(4,483,000)
Stock-based compensation expense		17,370,000										17,370,000
Other comprehensive income (loss)		8,000											8,000
Net loss		(593,748,000)												(593,748,000)
Ending balance (in shares) at Dec. 31, 2023									203,520,000
Ending balance at Dec. 31, 2023		(596,591,000)							$ 1,000		(32,054,000)	48,397,000	(148,000)	(612,787,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable convertible preferred stock (in shares)							4,483,000
Redeemable convertible preferred stock							$ 25,000,000
Closing settlement of Series B tranche option			$ 69,598,000
Ending balance (in shares) at Mar. 31, 2024			159,161,000		0
Ending balance at Mar. 31, 2024			$ 559,288,000		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)									215,000
Exercise of stock options		45,000										45,000
Stock-based compensation expense		10,181,000										10,181,000
Other comprehensive income (loss)		58,000											58,000
Net loss		(129,248,000)												(129,248,000)
Ending balance (in shares) at Mar. 31, 2024									203,735,000
Ending balance at Mar. 31, 2024		$ (715,555,000)							$ 1,000		(32,054,000)	58,623,000	(90,000)	(742,035,000)
Beginning balance (in shares) at Dec. 31, 2023		154,678,000	154,678,000		0
Beginning balance at Dec. 31, 2023		$ 464,690,000	$ 464,690,000	[1]	$ 0
Ending balance (in shares) at Jun. 30, 2024			188,684,000		0
Ending balance at Jun. 30, 2024			$ 1,722,360,000		$ 0
Beginning balance (in shares) at Dec. 31, 2023									203,520,000
Beginning balance at Dec. 31, 2023		(596,591,000)							$ 1,000		(32,054,000)	48,397,000	(148,000)	(612,787,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(452,269,000)
Ending balance (in shares) at Jun. 30, 2024									202,041,000
Ending balance at Jun. 30, 2024		$ (1,043,940,000)							$ 1,000		(32,054,000)	53,232,000	(63,000)	(1,065,056,000)
Beginning balance (in shares) at Dec. 31, 2023		154,678,000	154,678,000		0
Beginning balance at Dec. 31, 2023		$ 464,690,000	$ 464,690,000	[1]	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable convertible preferred stock			25,000,000
Closing settlement of Series B tranche option			69,598,000
Series C redeemable convertible preferred stock accretion to redemption value			$ 73,000
Ending balance (in shares) at Dec. 31, 2024		184,635,000	184,635,000		0
Ending balance at Dec. 31, 2024		$ 1,722,111,000	$ 1,722,111,000	[1]	$ 0	[1]
Beginning balance (in shares) at Dec. 31, 2023									203,520,000
Beginning balance at Dec. 31, 2023		(596,591,000)							$ 1,000		(32,054,000)	48,397,000	(148,000)	(612,787,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Series C redeemable convertible preferred stock accretion to redemption value		(73,000)										(73,000)
Cash dividend on Series C redeemable convertible preferred stock		(58,662,000)										(58,662,000)
Conversion of redeemable convertible preferred stock in connection with initial public offering (in shares)									4,049,000
Conversion of redeemable convertible preferred stock in connection with initial public offering		$ 308,000										308,000
Exercise of stock options (in shares)		2,872,000								2,879,000
Exercise of stock options		$ 2,890,000										2,890,000
Stock-based compensation expense		38,587,000										38,587,000
Other comprehensive income (loss)		148,000											148,000
Net loss		(863,448,000)												(863,448,000)
Ending balance (in shares) at Dec. 31, 2024									232,887,000
Ending balance at Dec. 31, 2024		(413,598,000)							$ 1,000		(33,524,000)	1,096,160,000	0	(1,476,235,000)
Beginning balance (in shares) at Mar. 31, 2024			159,161,000		0
Beginning balance at Mar. 31, 2024			$ 559,288,000		$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable convertible preferred stock (in shares)								29,523,000
Redeemable convertible preferred stock								$ 1,147,476,000
Series C redeemable convertible preferred stock accretion to redemption value			$ 14,000
Paid-in-kind dividend on Series C redeemable convertible preferred stock		15,582,000
Ending balance (in shares) at Jun. 30, 2024			188,684,000		0
Ending balance at Jun. 30, 2024			$ 1,722,360,000		$ 0
Beginning balance (in shares) at Mar. 31, 2024									203,735,000
Beginning balance at Mar. 31, 2024		(715,555,000)							$ 1,000		(32,054,000)	58,623,000	(90,000)	(742,035,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Series C redeemable convertible preferred stock accretion to redemption value		(14,000)
Paid-in-kind dividend on Series C redeemable convertible preferred stock		(15,582,000)
Exercise of stock options (in shares)									411,000
Exercise of stock options		597,000										597,000
Repurchase of common stock for business combination (in shares)									(2,105,000)
Stock-based compensation expense		9,608,000										9,608,000
Other comprehensive income (loss)		27,000											27,000
Net loss		(323,021,000)												(323,021,000)
Ending balance (in shares) at Jun. 30, 2024									202,041,000
Ending balance at Jun. 30, 2024		$ (1,043,940,000)							$ 1,000		(32,054,000)	53,232,000	(63,000)	(1,065,056,000)
Beginning balance (in shares) at Dec. 31, 2024		184,635,000	184,635,000		0
Beginning balance at Dec. 31, 2024		$ 1,722,111,000	$ 1,722,111,000	[1]	$ 0	[1]
Increase (Decrease) in Temporary Equity [Roll Forward]
Series C redeemable convertible preferred stock accretion to redemption value			$ 29,000
Conversion of redeemable convertible preferred stock in connection with initial public offering (in shares)			(184,635,000)		29,874,000
Conversion of redeemable convertible preferred stock in connection with initial public offering			$ (1,722,140,000)		$ 1,163,159,000
Ending balance (in shares) at Mar. 31, 2025			0		29,874,000
Ending balance at Mar. 31, 2025			$ 0		$ 1,163,159,000
Beginning balance (in shares) at Dec. 31, 2024									232,887,000
Beginning balance at Dec. 31, 2024		(413,598,000)							$ 1,000		(33,524,000)	1,096,160,000	0	(1,476,235,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Series C redeemable convertible preferred stock accretion to redemption value		(29,000)										(29,000)
Cash dividend on Series C redeemable convertible preferred stock		(28,693,000)										(28,693,000)
Reclassification of warrants from liability to equity classified		172,808,000										172,808,000
Issuance of common stock (in shares)									36,590,000
Issuance of common stock		1,391,515,000										1,391,515,000
Conversion of redeemable convertible preferred stock in connection with initial public offering (in shares)									155,112,000
Conversion of redeemable convertible preferred stock in connection with initial public offering		558,982,000							$ 1,000			558,981,000
Issuance of common stock for contract incentive (in shares)									8,750,000
Issuance of common stock for contract incentive		350,000,000										350,000,000
Issuance of common stock upon settlement of restricted stock units (in shares)									911,000
Tax withholdings on settlement of restricted stock units (in shares)									(392,000)
Tax withholdings on settlement of restricted stock units		(15,685,000)										(15,685,000)
Exercise of stock options (in shares)									1,675,000
Exercise of stock options		2,794,000										2,794,000
Stock-based compensation expense		202,670,000										202,670,000
Net loss		(314,641,000)												(314,641,000)
Ending balance (in shares) at Mar. 31, 2025									435,533,000
Ending balance at Mar. 31, 2025		$ 1,906,123,000							$ 2,000		(33,524,000)	3,730,521,000	0	(1,790,876,000)
Beginning balance (in shares) at Dec. 31, 2024		184,635,000	184,635,000		0
Beginning balance at Dec. 31, 2024		$ 1,722,111,000	$ 1,722,111,000	[1]	$ 0	[1]
Ending balance (in shares) at Jun. 30, 2025		0	0		29,874,066
Ending balance at Jun. 30, 2025	[1]		$ 0		$ 1,163,159,000
Beginning balance (in shares) at Dec. 31, 2024									232,887,000
Beginning balance at Dec. 31, 2024		$ (413,598,000)							$ 1,000		(33,524,000)	1,096,160,000	0	(1,476,235,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		2,950,000
Net loss		$ (605,150,000)
Ending balance (in shares) at Jun. 30, 2025									458,177,000
Ending balance at Jun. 30, 2025		$ 2,657,647,000							$ 2,000		(33,524,000)	4,772,825,000	(271,000)	(2,081,385,000)
Beginning balance (in shares) at Mar. 31, 2025			0		29,874,000
Beginning balance at Mar. 31, 2025			$ 0		$ 1,163,159,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Series C redeemable convertible preferred stock accretion to redemption value					$ 0
Ending balance (in shares) at Jun. 30, 2025		0	0		29,874,066
Ending balance at Jun. 30, 2025	[1]		$ 0		$ 1,163,159,000
Beginning balance (in shares) at Mar. 31, 2025									435,533,000
Beginning balance at Mar. 31, 2025		$ 1,906,123,000							$ 2,000		(33,524,000)	3,730,521,000	0	(1,790,876,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)									1,760,000
Issuance of common stock		67,669,000										67,669,000
Issuance of common stock upon settlement of restricted stock units (in shares)									1,811,000
Tax withholdings on settlement of restricted stock units (in shares)									(904,000)
Tax withholdings on settlement of restricted stock units		(92,541,000)										(92,541,000)
Issuance of common stock and restricted stock awards for business combination (in shares)									19,174,000
Issuance of common stock and restricted stock awards for business combination		928,900,000										928,900,000
Issuance of replacement restricted stock units for business combination		3,861,000										3,861,000
Tax withholdings on issuance of common stock and restricted stock awards for business combination (in shares)									(472,000)
Tax withholdings on issuance of common stock and restricted stock awards for business combination		(24,332,000)										(24,332,000)
Exercise of stock options (in shares)									1,275,000
Exercise of stock options		1,744,000										1,744,000
Stock-based compensation expense		157,003,000										157,003,000
Other comprehensive income (loss)		(271,000)											(271,000)
Net loss		(290,509,000)												(290,509,000)
Ending balance (in shares) at Jun. 30, 2025									458,177,000
Ending balance at Jun. 30, 2025		$ 2,657,647,000							$ 2,000		$ (33,524,000)	$ 4,772,825,000	$ (271,000)	$ (2,081,385,000)

[1]	Refer to Note 14—Related-Party Transactions for further information on related party arrangements.